GUARANTOR AND NONGUARANTOR FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,100,444	$ 749,977	$ 704,153	$ 742,099
Marketable securities	6,004	20,604
Accounts receivable	207,408	229,830
Other current assets	161,530	156,339
Property and equipment, net	293,964	270,512
Goodwill	1,675,323	1,616,154	1,358,524
Intangible assets, net	445,336	482,904
Other non-current assets	164,685	118,230
TOTAL ASSETS	4,234,684	3,805,828
Accounts payable, trade	77,653	98,314
Long-term debt, net of current maturities	1,080,000	580,000
Income taxes payable	416,384	479,945
Other long-term liabilities	58,393	31,830
Redeemable noncontrolling interests	42,861	58,126
Total IAC shareholders' equity	1,686,736	1,655,728
Noncontrolling interests	42,665	51,907
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,234,684	3,805,828
IAC
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	782,022	501,075	545,222	0
Marketable securities	1,007	20,604
Accounts receivable	38	43
Other current assets	45,111	58,452
Intercompany receivables	0	0
Property and equipment, net	5,316	4,116
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	3,833,751	12,913,694
Other non-current assets	83,207	153,155
TOTAL ASSETS	4,750,452	13,651,139
Accounts payable, trade	4,310	4,366
Other current liabilities	41,623	74,214
Long-term debt, net of current maturities	1,000,000	500,000
Income taxes payable	383,926	440,110
Intercompany liabilities	1,416,453	10,759,104
Other long-term liabilities	217,404	217,617
Redeemable noncontrolling interests	0	0
Total IAC shareholders' equity	1,686,736	1,655,728
Noncontrolling interests	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,750,452	13,651,139
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Marketable securities	0	0
Accounts receivable	135,651	145,375
Other current assets	76,572	55,002
Intercompany receivables	569,030	482,552
Property and equipment, net	221,386	196,240
Goodwill	1,180,159	1,190,949
Intangible assets, net	302,082	341,309
Investment in subsidiaries	782,840	608,656
Other non-current assets	15,521	16,557
TOTAL ASSETS	3,283,241	3,036,640
Accounts payable, trade	51,525	65,786
Other current liabilities	280,549	231,270
Long-term debt, net of current maturities	80,000	80,000
Income taxes payable	6,768	26,389
Intercompany liabilities	0	0
Other long-term liabilities	96,239	91,437
Redeemable noncontrolling interests	0	1,388
Total IAC shareholders' equity	2,768,160	2,540,370
Noncontrolling interests	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,283,241	3,036,640
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	318,422	248,902	158,931	742,099
Marketable securities	4,997	0
Accounts receivable	71,719	84,412
Other current assets	40,661	43,922
Intercompany receivables	847,423	10,276,552
Property and equipment, net	67,262	70,156
Goodwill	495,164	425,205
Intangible assets, net	143,254	141,595
Investment in subsidiaries	0	0
Other non-current assets	252,576	109,864
TOTAL ASSETS	2,241,478	11,400,608
Accounts payable, trade	21,818	28,162
Other current liabilities	187,072	222,743
Long-term debt, net of current maturities	0	0
Income taxes payable	25,690	13,446
Intercompany liabilities	0	0
Other long-term liabilities	72,941	45,632
Redeemable noncontrolling interests	42,861	56,738
Total IAC shareholders' equity	1,848,431	10,981,980
Noncontrolling interests	42,665	51,907
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,241,478	11,400,608
Total Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Marketable securities	0	0
Accounts receivable	0	0
Other current assets	(814)	(1,037)
Intercompany receivables	(1,416,453)	(10,759,104)
Property and equipment, net	0	0
Goodwill	0	0
Intangible assets, net	0	0
Investment in subsidiaries	(4,616,591)	(13,522,350)
Other non-current assets	(6,629)	(68)
TOTAL ASSETS	(6,040,487)	(24,282,559)
Accounts payable, trade	0	0
Other current liabilities	0	(1,652)
Long-term debt, net of current maturities	0	0
Income taxes payable	0	0
Intercompany liabilities	(1,416,453)	(10,759,104)
Other long-term liabilities	(7,443)	547
Redeemable noncontrolling interests	0	0
Total IAC shareholders' equity	(4,616,591)	(13,522,350)
Noncontrolling interests	0	0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	(6,040,487)	(24,282,559)
IAC Consolidated
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	1,100,444	749,977	704,153	742,099
Marketable securities	6,004	20,604
Accounts receivable	207,408	229,830
Other current assets	161,530	156,339
Intercompany receivables	0	0
Property and equipment, net	293,964	270,512
Goodwill	1,675,323	1,616,154
Intangible assets, net	445,336	482,904
Investment in subsidiaries	0	0
Other non-current assets	344,675	279,508
TOTAL ASSETS	4,234,684	3,805,828
Accounts payable, trade	77,653	98,314
Other current liabilities	509,244	526,575
Long-term debt, net of current maturities	1,080,000	580,000
Income taxes payable	416,384	479,945
Intercompany liabilities	0	0
Other long-term liabilities	379,141	355,233
Redeemable noncontrolling interests	42,861	58,126
Total IAC shareholders' equity	1,686,736	1,655,728
Noncontrolling interests	42,665	51,907
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,234,684	$ 3,805,828